Summary of Significant Accounting Policies - Cash Payments Made for Interest and Income Taxes (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Payments [Abstract]
Interest payments	$ 58,476	$ 31,836	$ 94,177	$ 62,812	$ 83,560
Income tax payments		$ 11	$ 77	$ 682	$ 769